Summary of Significant Accounting Policies (Fixed Assets, Estimated Useful Life) (Details)	12 Months Ended
Dec. 31, 2015
Office building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	36-47 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Lesser of the term of the lease or the estimated useful lives of the assets
Building improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4-10 years
Computer equipment (including servers) [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years